Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Allocation Shares	Preferred Shares	Goedeker Subscription Receivable	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Non- Controlling Interest	Series A Senior Convertible Preferred Shares	Subscription Receivable	Distribution receivable	Total
Balance at Dec. 31, 2018	$ 1,000			$ 3,115	$ 11,891	$ (2,155,084)	$ 112,011				$ (2,027,067)
Balance (in Shares) at Dec. 31, 2018				3,115,625
Non-controlling interest granted in the acquisition of Goedeker							979,523				979,523
Common shares and warrants issued in connection with convertible note payable				$ 50	430,123						430,173
Common shares and warrants issued in connection with convertible note payable (in Shares)				50,000
Net income (loss)						(2,246,959)	(1,134,464)				(3,381,423)
Balance at Dec. 31, 2019	1,000			$ 3,165	442,014	(4,402,043)	(42,930)				(3,998,794)
Balance (in Shares) at Dec. 31, 2019				3,165,625
Net income (loss)						(1,372,297)	(738,185)				(2,110,482)
Balance at Mar. 31, 2020	1,000			$ 3,165	442,014	(5,774,340)	(781,115)				(6,109,276)
Balance (in Shares) at Mar. 31, 2020				3,165,625
Balance at Dec. 31, 2019	1,000			$ 3,165	442,014	(4,402,043)	(42,930)				(3,998,794)
Balance (in Shares) at Dec. 31, 2019				3,165,625
Issuance of preferred shares, net of fees		$ 2,794,477			5,001,317	(2,874,478)					4,921,316
Issuance of preferred shares, net of fees (in Shares)		2,633,278
Goedeker equity						75,821	(359,078)				(283,257)
Goedeker profit distribution					5,985,000	(3,985,000)				$ (2,000,000)
Accrued dividends payable		$ 176,950				(176,950)
Issuance of warrants for services					87,550						87,550
Common shares issued upon warrant exercise				$ 230	62,270						62,500
Common shares issued upon warrant exercise (in Shares)				230,000
Common shares issued upon option exercise				$ 78	149,922						150,000
Common shares issued upon option exercise (in Shares)				77,500
Common shares issued upon partial conversion of convertible note payable				$ 50	99,950						100,000
Common shares issued upon partial conversion of convertible note payable (in Shares)				50,000
Common shares issued for service				$ 100	244,900						245,000
Common shares issued for service (in Shares)				100,000
Common shares issued upon partial conversion of convertible note payable				$ 100	274,900						275,000
Common shares issued upon partial conversion of convertible note payable (in Shares)				100,000
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest				$ (394)	(693,314)	(57,442)					(751,150)
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest (in Shares)				(394,112)
Warrants issued in connection with convertible note payable					448,211		118,500				566,711
Fair value of stock options					191,386						191,386
Common shares issued in connection with Kyle’s acquisition				$ 700	3,674,300						3,675,000
Common shares issued in connection with Kyle’s acquisition (in Shares)				700,000
Net income (loss)						(2,436,881)	(595,731)				(3,032,612)
Balance at Dec. 31, 2020	1,000	$ 2,971,427	$ (2,000,000)	$ 4,444	17,005,491	(13,856,973)	(879,239)				3,246,150
Balance (in Shares) at Dec. 31, 2020		2,632,278		4,444,013
Common shares issued in connection with Asien acquisition				$ 415	1,037,085						1,037,500
Common shares issued in connection with Asien acquisition (in Shares)				415,000
Balance at Mar. 31, 2020	1,000			$ 3,165	442,014	(5,774,340)	(781,115)				(6,109,276)
Balance (in Shares) at Mar. 31, 2020				3,165,625
Common shares issued in connection with acquisition				$ 415	1,037,085						1,037,500
Common shares issued in connection with acquisition (in Shares)				415,000
Common shares issued for service				$ 100	244,900						245,000
Common shares issued for service (in Shares)				100,000
Common shares issued upon partial conversion of convertible note payable				$ 100	274,900						275,000
Common shares issued upon partial conversion of convertible note payable (in Shares)				100,000
Warrants issued in connection with convertible note payable					448,211		118,500				566,711
Stock compensation					191,386						191,386
Net income (loss)						(3,542,702)	(1,269,137)				(4,811,839)
Balance at Jun. 30, 2020	1,000			$ 3,780	2,638,496	(9,317,042)	(1,931,752)				(8,605,518)
Balance (in Shares) at Jun. 30, 2020				3,780,625
Common shares issued in connection with acquisition				$ 700	3,674,300						3,675,000
Common shares issued in connection with acquisition (in Shares)				700,000
Issuance of warrants for services					87,550						87,550
Common shares issued upon warrant exercise				$ 230	62,270						62,500
Common shares issued upon warrant exercise (in Shares)				230,000
Common shares issued upon option exercise				$ 78	149,922						150,000
Common shares issued upon option exercise (in Shares)				77,500
Common shares issued upon partial conversion of convertible note payable				$ 50	99,950						100,000
Common shares issued upon partial conversion of convertible note payable (in Shares)				50,000
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest				$ (394)	(693,314)	(57,442)					(751,150)
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest (in Shares)				(394,112)
Series A senior convertible preferred shares					1,756,566			2,404,120	(4,160,686)
Non-controlling interest – Discontinued operations						8,205,721	2,904,583				11,110,304
Net income (loss)						(2,904,583)	(1,922,849)				(4,827,432)
Balance at Sep. 30, 2020	1,000			$ 4,444	7,775,740	(4,073,346)	(950,018)	$ 2,404,120	$ (4,160,686)		1,001,254
Balance (in Shares) at Sep. 30, 2020				4,444,013
Balance at Dec. 31, 2020	1,000	$ 2,971,427	(2,000,000)	$ 4,444	17,005,491	(13,856,973)	(879,239)				3,246,150
Balance (in Shares) at Dec. 31, 2020		2,632,278		4,444,013
Issuance of preferred shares, net of fees		$ 1,527,086			3,000,000	(1,527,086)					3,000,000
Issuance of preferred shares, net of fees (in Shares)		1,818,182
Accrued dividend payable		$ 11,759			(188,709)						(176,950)
Issuance of common adjustment shares				$ 399	757,393						757,792
Issuance of common adjustment shares (in Shares)				398,838
Net income (loss)						(730,441)	54,959				(675,482)
Balance at Mar. 31, 2021	1,000	$ 4,510,272	(2,000,000)	$ 4,843	20,574,175	(16,114,500)	(824,280)				6,151,510
Balance (in Shares) at Mar. 31, 2021		4,450,460		4,842,851
Accrued dividend payable		$ 121,970			(310,679)						(188,709)
Net income (loss)						3,035,139	11,604				3,046,743
Balance at Jun. 30, 2021	1,000	$ 4,632,242	(2,000,000)	$ 4,843	20,263,496	(13,079,361)	(812,676)				9,009,544
Balance (in Shares) at Jun. 30, 2021		4,450,460		4,842,851
Accrued dividend payable		$ 3,414			(314,093)						(310,679)
Net income (loss)						(908,309)	(65,008)				(973,317)
Balance at Sep. 30, 2021	$ 1,000	$ 4,635,656	$ (2,000,000)	$ 4,843	$ 19,949,403	$ (13,987,670)	$ (877,684)				$ 7,725,548
Balance (in Shares) at Sep. 30, 2021		4,450,460		4,842,851